THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
CONNECTICUT GENERAL LIFE INSURANCE COMPANY
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT K
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT Y
LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT Y
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT D
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT J
CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
VARIABLE LIFE ACCOUNT B OF VOYA RETIREMENT INSURANCE & ANNUITY COMPANY
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT JF-A
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE ACCOUNT JF-C
LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT JA-B

Supplement dated May 1, 2023 to the Prospectus

This supplement provides information that is relevant to your variable life insurance policy. It is for your information only and requires no action on your part. Keep this supplement with your prospectus for future reference.

The address of State Street Bank and Trust Company, the accounting services provider of the Separate Account, changed to c/o WeWork, 1100 Main Street, Suite 400, Kansas City, MO 64105.

Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future.

In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from policy owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issues of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.